Restatement of Previously Issued Financial Statements - Statement of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Operations
Loss from operations	$ (9,883,000)	$ (12,198,000)	$ (49,387,000)	$ (47,850,000)
Other (expense) income:
Change in fair value of warrant liabilities	66,397,000	(1,009,000)	84,455,000	(1,493,000)
Total other income (expense)	(72,670,000)	(5,273,000)	(106,732,000)	(11,558,000)
Net loss	$ (82,553,000)	$ (17,471,000)	$ (156,124,000)	$ (59,414,000)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	12,263,160	9,075,646	9,474,749	10,703,380
Net loss per share attributable to common stockholders, basic and diluted	$ (6.73)	$ (2.97)	$ (17.48)	$ (6.05)
Star Peak Energy Transition Corp [Member]
Statement of Operations
Loss from operations			$ (3,500,175)
Other (expense) income:
Change in fair value of warrant liabilities	$ 155,781,741	$ 0	(109,269,830)
Net gain from Investments held in Trust Account	35,469		136,707
Total other income (expense)	(155,746,272)		(109,133,123)
Net loss	$ (156,346,958)	(1,100)	(112,633,298)	$ (10,406)
Star Peak Energy Transition Corp [Member] | Restatement of warrants as derivative liabilities | As Previously Reported
Statement of Operations
Loss from operations			(3,500,175)
Other (expense) income:
Net gain from Investments held in Trust Account			136,707
Total other income (expense)			136,707
Net loss			(3,363,468)
Star Peak Energy Transition Corp [Member] | Restatement of warrants as derivative liabilities | Restatement Adjustment
Other (expense) income:
Change in fair value of warrant liabilities			(109,269,830)
Total other income (expense)			(109,269,830)
Net loss			$ (109,269,830)
Star Peak Energy Transition Corp [Member] | Class A common stock
Other (expense) income:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	38,358,504		38,208,123
Star Peak Energy Transition Corp [Member] | Class A common stock | Restatement of warrants as derivative liabilities | As Previously Reported
Other (expense) income:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted			38,208,123
Star Peak Energy Transition Corp [Member] | Common Class B
Other (expense) income:
Change in fair value of warrant liabilities			$ 109,300,000
Net loss	$ 156,300,000	$ 0	$ 112,600,000
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	9,589,626	8,750,000	9,589,626	9,589,626
Net loss per share attributable to common stockholders, basic and diluted	$ (16.30)	$ 0.00	$ (11.75)	$ 0.00
Star Peak Energy Transition Corp [Member] | Common Class B | Restatement of warrants as derivative liabilities | As Previously Reported
Other (expense) income:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted			9,589,626
Net loss per share attributable to common stockholders, basic and diluted			$ (0.35)